EMPLOYEE STOCK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK BENEFITS
Summary of the activity in the stock option plan

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)
Outstanding at beginning of year	62,485	$18.85
Granted	—	—
Exercised	—	—
Forfeited or expired	(61,285)	18.75

Outstanding at end of year	1,200	$23.75	2.25

Exercisable at end of year	1,200	$23.75	2.25